Income Taxes (Reconciliation of Income Tax Provision) (Details)		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income Taxes
U.S. statutory rate applied to income before income taxes and equity interests		21.00%	21.00%	21.00%
State income taxes, net of federal tax benefit		1.20%	1.20%	0.50%
Routine tax incentives		(2.60%)	(4.30%)	(3.70%)
Net nondeductible expenses		0.90%	2.20%	1.30%
Net tax (benefit) cost on foreign income		1.60%	0.20%	2.40%
Valuation allowance		1.90%	3.50%	1.50%
Tax effects of the impairment of intangible assets		(0.60%)	(1.70%)	0.00%
Softex tax reserve release		(2.80%)	0.00%	0.00%
Nigeria worthless stock deduction		(1.70%)	0.00%	0.00%
Other - net	[1]	(0.60%)	(0.70%)	(2.40%)
Effective income tax rate		18.30%	21.40%	20.60%

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